Expense Example - Class A Shares Class C Shares Class R Shares Class Y Shares - Victory Integrity Discovery Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	730	1,057	1,406	2,386	348	849	1,476	3,165	211	724	1,264	2,740	133	415	718	1,579